Revenues from contracts with customers (Tables)	9 Months Ended
Sep. 30, 2020
Revenues from contracts with customers
Schedule of geographical information

in EUR k	Three Months Ended September 30, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	4,512	6,805	11,317
Sales of goods	321	—	321
Total Revenues from contracts with external customers	4,833	6,805	11,638

Recognized over time	4,512	6,805	11,317
Recognized at a point in time	321	—	321
Total Revenues from contracts with external customers	4,833	6,805	11,638

Geographical information
Europe	18	1,945	1,963
—Germany*	18	78	96
Middle East	—	3,407	3,407
—Saudi Arabia#	—	1,921	1,921
North America	4,815	325	5,140
—United States#	4,815	307	5,122
Latin America	—	829	829
Asia Pacific	—	299	299
Total Revenues from contracts with external customers	4,833	6,805	11,638

* country of the incorporation of Centogene GmbH

# countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended September 30, 2019

in EUR k	Three Months Ended September 30, 2020
	Pharmaceutical	Diagnostics	Covid-19	Total
Rendering of services	3,598	5,069	26,795	35,462
Sales of goods	202	—	641	843
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Recognized over time	3,598	5,069	8,693	17,360
Recognized at a point in time	202	—	18,743	18,945
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Geographical information
Europe	39	1,547	27,238	28,824
—Germany*#	20	52	26,568	26,640
—Netherlands**	—	—	2	2
Middle East	26	2,648	—	2,674
North America	3,735	333	197	4,265
—United States#	3,735	299	197	4,231
Latin America	—	398	1	399
Asia Pacific	—	143	—	143
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended September 30, 2020

Nine months ended September 30

in EUR k	Nine months ended September 30, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	12,545	20,028	32,573
Sales of goods	986	—	986
Total Revenues from contracts with external customers	13,531	20,028	33,559

Recognized over time	11,964	20,028	31,992
Recognized at a point in time	1,567	—	1,567
Total Revenues from contracts with external customers	13,531	20,028	33,559

Geographical information
Europe	298	5,357	5,655
—Germany*	213	211	424
Middle East	61	10,117	10,178
—Saudi Arabia#	—	5,102	5,102
North America	13,172	1,646	14,818
—United States#	13,172	1,280	14,452
Latin America	—	2,148	2,148
Asia Pacific	—	760	760
Total Revenues from contracts with external customers	13,531	20,028	33,559

*country of the incorporation of Centogene GmbH

# countries contributing more than 10% of the Group's total consolidated revenues for the nine months ended September 30, 2019

in EUR k	Nine months ended September 30, 2020
	Pharmaceutical	Diagnostics	Covid-19	Total
Rendering of services	11,478	16,308	28,848	56,634
Sales of goods	812	—	683	1,495
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Recognized over time	11,478	16,308	9,215	37,001
Recognized at a point in time	812	—	20,316	21,128
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Geographical information
Europe	106	4,282	29,323	33,711
—Germany*#	58	144	28,645	28,847
—Netherlands**	—	3	2	5
Middle East	74	8,852	—	8,926
North America	12,110	1,446	206	13,762
—United States#	12,110	1,254	206	13,570
Latin America	—	1,362	2	1,364
Asia Pacific	—	366	—	366
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group's total consolidated revenues for the nine months ended September 30, 2020